MERGER OF AUDIOEYE, INC. AND AUDIOEYE ACQUISITION CORPORATION	12 Months Ended
Dec. 31, 2013
MERGER OF AUDIOEYE, INC. AND AUDIOEYE ACQUISITION CORPORATION
MERGER OF AUDIOEYE, INC. AND AUDIOEYE ACQUISITION CORPORATION

NOTE 15:  MERGER OF AUDIOEYE, INC. AND AUDIOEYE ACQUISITION CORPORATION

On March 22, 2013, the Company and AEAC entered into the Merger Agreement.  Pursuant to the Merger Agreement, each share of AEAC common stock issued and outstanding immediately prior to the Merger effective date would be converted into .94134 share of the Company’s common stock and the outstanding convertible debentures of AEAC (the “AEAC Debentures”) in the aggregate principal amount of $1,400,200, together with accrued interest thereon of $67,732, would be assumed by the Company and then exchanged for convertible debentures of the Company (the “AE Debentures”). Effective March 25, 2013, the Merger was completed.  In connection with the Merger, the stockholders of AEAC received on a pro rata basis the 24,004,143 shares of the Company’s common stock that were held by AEAC, and the former holders of the AEAC Debentures received an aggregate of 5,871,752 shares of the Company’s common stock pursuant to their conversion of all of the AE Debentures issued to replace the AEAC Debentures.

As a result of the merger, AEAC is now a wholly owned subsidiary of AudioEye, Inc.  This transaction was accounted for as a combination of entities under common control under ASC 805-10-15.  Accordingly, the historical financial statements have been adjusted retroactively assuming the transaction occurred on January 1, 2012.  The Company recorded the following net assets after elimination of intercompany receivables and payables between AudioEye, Inc.:

Assets
Cash	4,593
Intangible Assets	3,551,814
Goodwill	700,528
Total Assets	4,256,935

Liabilities
Accounts payable and accrued expenses	117,162

Net Assets	4,139,773